Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds International Vantage Fund
Entity Central Index Key	0001785336
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
American Funds® International Vantage Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class A
Trading Symbol	AIVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 107	0.97%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 20.17% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class A (with sales charge) 2	13.26%	7.53%	6.92%
American Funds International Vantage Fund — Class A (without sales charge) 2	20.17%	8.81%	7.99%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class A shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,638,000,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 11,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statis ti cs
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® International Vantage Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class C
Trading Symbol	AIVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 183	1.67%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 19.31% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class C (with sales charge) 2	18.31%	8.05%	7.26%
American Funds International Vantage Fund — Class C (without sales charge) 2	19.31%	8.05%	7.26%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class C shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,638,000,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 11,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® International Vantage Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class T
Trading Symbol	AIVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 75	0.68%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 20.47% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class T (with sales charge) 2	17.46%	8.59%	7.80%
American Funds International Vantage Fund — Class T (without sales charge) 2	20.47%	9.14%	8.26%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class T shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,638,000,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 11,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® International Vantage Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class F-1
Trading Symbol	AIVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
S hare class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 100	0.91%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 20.19% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class F-1 2	20.19%	8.89%	8.06%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class F-1 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,638,000,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 11,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® International Vantage Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class F-2
Trading Symbol	AIVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 20.54% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class F-2 2	20.54%	9.19%	8.35%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class F-2 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,638,000,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 11,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® International Vantage Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class F-3
Trading Symbol	AIVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 20.64% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds International Vantage Fund — Class F-3 1,2	20.64%	9.30%	8.42%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	7.48%
1
The fund was organized for the purpose of effecting the reorganization of Capital Group International Equity Fund (the “predecessor fund”) into a new Delaware statutory trust on November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received Class F-3 shares of the fund. The performance of Class F-3 shares of the fund includes the performance of the predecessor fund prior to the reorganization.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,638,000,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 11,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® International Vantage Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class 529-A
Trading Symbol	CIVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 101	0.92%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 20.15% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class 529-A (with sales charge) 2	15.94%	8.07%	7.36%
American Funds International Vantage Fund — Class 529-A (without sales charge) 2	20.15%	8.85%	8.00%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class 529-A shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,638,000,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 11,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® International Vantage Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class 529-C
Trading Symbol	CIVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 187	1.71%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 19.26% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class 529-C (with sales charge) 2	18.26%	8.05%	7.36%
American Funds International Vantage Fund — Class 529-C (without sales charge) 2	19.26%	8.05%	7.36%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class 529-C shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,638,000,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 11,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® International Vantage Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class 529-E
Trading Symbol	CIVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 129	1.17%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 19.90% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class 529-E 2	19.90%	8.64%	7.85%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class 529-E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,638,000,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 11,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® International Vantage Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class 529-T
Trading Symbol	CIVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 78	0.71%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 20.42% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class 529-T (with sales charge) 2	17.41%	8.53%	7.77%
American Funds International Vantage Fund — Class 529-T (without sales charge) 2	20.42%	9.08%	8.23%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class 529-T shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,638,000,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 11,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® International Vantage Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class 529-F-1
Trading Symbol	CIVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 78	0.71%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 20.43% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class 529-F-1 2	20.43%	9.10%	8.25%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class 529-F-1 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,638,000,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 11,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® International Vantage Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class 529-F-2
Trading Symbol	CIVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 20.48% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class 529-F-2 2	20.48%	9.14%	9.13%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	12.32%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,638,000,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 11,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® International Vantage Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class 529-F-3
Trading Symbol	CIVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 20.64% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class 529-F-3 2	20.64%	9.23%	9.22%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	12.32%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,638,000,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 11,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® International Vantage Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-1
Trading Symbol	RIVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 171	1.56%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 19.43% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class R-1 2	19.43%	8.26%	7.60%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class R-1 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,638,000,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 11,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® International Vantage Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-2
Trading Symbol	RIVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 175	1.60%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 19.35% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class R-2 2	19.35%	8.22%	7.53%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class R-2 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,638,000,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 11,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® International Vantage Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-2E
Trading Symbol	RIVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 145	1.32%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 19.68% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class R-2E 2	19.68%	8.53%	7.78%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class R-2E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,638,000,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 11,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® International Vantage Fund - R-3
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-3
Trading Symbol	RIVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypoth eti cal $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 131	1.19%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 19.84% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class R-3 2	19.84%	8.58%	7.84%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class R-3 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,638,000,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 11,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® International Vantage Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-4
Trading Symbol	RIVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypoth etic al $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 97	0.88%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 20.18% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class R-4 2	20.18%	8.92%	8.11%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class R-4 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,638,000,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 11,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® International Vantage Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-5E
Trading Symbol	RIVJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 20.41% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class R-5E 2	20.41%	9.13%	8.31%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class R-5E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,638,000,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 11,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® International Vantage Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-5
Trading Symbol	RIVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 20.59% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class R-5 2	20.59%	9.24%	8.41%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class R-5 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,638,000,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 11,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® International Vantage Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-6
Trading Symbol	RIVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 20.66% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class R-6 2	20.66%	9.30%	8.46%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class R-6 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,638,000,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 11,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)